Share Capital	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [Abstract]
Share Capital [Text Block]

16. Share Capital

Authorized

The authorized share capital of GreenPower Motor Company Inc. consists of:

• an unlimited number of voting common shares;

• an unlimited number of Series A convertible preferred shares, which have a dividend rate of 9%, are non-voting and are convertible into common shares of the Company;

• an unlimited number of Series B convertible preferred shares, which have a dividend rate of 9% are non-voting and are convertible into common shares of the Company.

Issued Share Capital

As at March 31, 2026, the Company had the following issued common shares and preferred shares outstanding:

• 5,029,291 common shares

• 1,351 Series A convertible preferred shares, with a stated value of $1,351,000, and recorded as a preferred share liability of $1,643,214, including accrued dividends of $21,270;

• 4,200 Series B convertible preferred shares, with a stated value of $4,200,000, and recorded as $3,915,130 in share capital, including accrued dividends of $49,498.

Common Shares

On September 8, 2025 the Company completed a consolidation of its common shares on the basis of ten pre-consolidation common shares for one post-consolidation common share. All references to share and per share amounts in these consolidated financial statements have been retroactively restated to give effect to this share consolidation, unless otherwise stated.

During the year ended March 31, 2026, the Company issued a total of 2,080,153 common shares, comprised of the following:

• A total of 907,558 common shares were issued pursuant to the conversion of 754 Series A convertible preferred shares;

• 1,073,792 common shares were issued to companies controlled by the CEO and director of the Company in exchange for providing loans to the Company totaling $4.25 million and for providing a personal guarantee to support the Company's operating line of credit and term loan with CIBC (Note 11, 13, 21);

• 98,803 common shares were issued through the 2025 ATM for gross proceeds of $455,095.

During the year ended March 31, 2025 the Company issued a total of 450,000 common shares:

• During October 2024, 300,000 common shares were issued in an underwritten offering of common shares for gross proceeds of $3,000,000 before deducting underwriting discounts and offering expenses of $483,434;

• During May 2024, 150,000 common shares were issued in an underwritten Unit offering (the "Unit Offering") comprised of 150,000 common shares and warrants to purchase 157,500 common shares for gross proceeds of $2,325,750 before deducting underwriting discounts and offering expenses of $400,774;

During the year ended March 31, 2024, the Company issued a total of 27,453 common shares, including 18,882 shares issued under the 2022 At the Market Offering (ATM), and 8,572 shares from the exercise of options.

At the Market Offering

On March 7, 2025 the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time to time, sell common shares of the Company on the NASDAQ stock exchange for aggregate gross proceeds of up to US$850,000 (the "2025 ATM"). The Company did not sell any shares under the 2025 ATM during the year ended March 31, 2025. During the year ended March 31, 2026 the Company sold a total of 98,803 common shares under the 2025 ATM for gross proceeds of $455,095. The ATM program with Roth Capital Partners, LLC was cancelled on November 13, 2025.

In September 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, which allowed the Company, at its discretion and from time to time, to sell common shares of the Company on the NASDAQ stock exchange for aggregate gross proceeds of up to US$20 million (the "2022 ATM"). The 2022 ATM expired in November 2023 due to the expiry of the then effective short form base shelf prospectus.

During the year ended March 31, 2024, the Company sold 18,882 common shares under the 2022 ATM for gross proceeds of $520,892 before transaction fees. The Company incurred approximately $14,904 in professional fees and other direct expenses in connection with the 2022 ATM, which was included in share issuance costs for the year ended March 31, 2024.

Series A Convertible Preferred Shares

On November 14, 2025 the Company filed a prospectus supplement to its short form base shelf prospectus under which it offered 754 Series A convertible preferred shares for gross proceeds of $716,300. Concurrent with this public offering, the Company completed a private placement of 425 Series A convertible preferred shares for gross proceeds of $403,750. Net proceeds from the public offering preferred shares and the private placement preferred shares, after taking into account commissions and other direct costs of the offering, was $951,409. The preferred shares have a dividend rate of 9.0%, a stated value of $1,000 per share and are convertible into common shares of the Company at 105% of the sum of the stated value plus accrued dividends divided by the lower of a) $1.975 or b) 95% of the lowest daily VWAP from the previous 5 trading days. On February 27, 2026 the Company completed a private placement of 926 Series A convertible preferred shares for gross proceeds of $879,700. Net proceeds from the private placement of preferred shares, after taking into account commissions and other direct costs of the offering, was $800,715. The Series A preferred shares issued on February 27, 2026 have a stated value of $1,000 per share and are convertible into common shares of the Company at 105% of the sum of the stated value plus accrued dividends divided by the lower of a) $1.4875 or b) 95% of the lowest daily VWAP from the previous 5 trading days. The net proceeds of the Series A preferred shares are recorded as a liability when issued, and the fair value of the liability is calculated at each reporting period with changes in the fair value recorded to the statement of operations and comprehensive loss. The Company recorded loss of $497,149 for the year ended March 31, 2026 related to changes in the fair value of the Series A convertible preferred shares, and recorded $21,270 in accrued dividends on the Series A shares in Other Income. A total of 754 Series A convertible preferred shares were converted into 907,558 common shares of the Company during the year ended March 31, 2026.

Series B Convertible Preferred Shares

During the year ended March 31, 2026, the Company created a new series of Series B convertible preferred shares. A total of 4,200 Series B convertible preferred shares were issued to companies owned by the CEO and director of the Company pursuant to the conversion of $3,865,632 in related party loans issued by these same companies. The Series B convertible preferred shares have a stated value of $1,000 per share and are convertible into common shares of the Company at 105% of the sum of the stated value plus accrued dividends divided by the lower of a) $1.975 or b) 95% of the lowest closing share price from the previous 5 trading days. The Series B convertible preferred shares are recorded as equity on the consolidated statements of financial position of the Company as at March 31, 2026, and accrued dividends on Series B preferred shares to March 31, 2026 are $49,498.